RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Salaries and bonuses	$ 59,501	$ 73,398	$ 65,760
Per diem compensation to members of the Board of Directors	2,566	1,783	1,097
Termination benefits	4,936	6,174	2,250
Total	$ 67,003	$ 81,355	$ 69,107